Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets	$ 836	$ 570
Fair value balance excludes accrued interest on derivative liabilities	123	106
Accrued Interest [Member]
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets	10	10
Fair value balance excludes accrued interest on derivative liabilities	$ 11	$ 11